Other Receivable	12 Months Ended
Dec. 31, 2020
Other Receivable
Other Receivable

5. OTHER RECEIVABLE

As of December 31, 2019, other receivables includes $300,018 that relates to filed applications for Ontario Interactive Media Tax Credits. The Company recently filed an amended 2016 tax return and its 2018 tax return in order to receive payment for the Ontario Interactive Media Tax Credits. The review process has been completed and the Canada Revenue Agency issued the refund in full.